NOTE 6 - NOTES PAYABLE: Interest Income and Interest Expense Disclosure (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Interest Income	$ (7,549)	$ (5,007)	$ (8,672)	$ (19,017)
Interest Expense	52,933	42,329	37,962	51,470
Origination Fees	68,888	20,000	35,400	20,000
Total of Interest Expense	$ 114,272	$ 57,322	$ 64,690	$ 52,453